Income Taxes - Deferred income tax assets and liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Total deferred tax assets	$ 166,790	$ 37,594
Deferred tax liabilities:
Valuation allowance	(166,790)	(37,594)
VELODYNE LIDAR, INC AND SUBSIDIARIES
Deferred tax assets:
Net operating loss carryforward	27,325,000	15,365,000
Tax credits	5,099,000	2,522,000
Deferred revenue	4,601,000	2,633,000
Accruals and reserves	4,336,000	2,820,000
Inventories	2,176,000	2,992,000
Stock-based compensation	129,000	119,000
Other	52,000	61,000
Total deferred tax assets	43,718,000	26,512,000
Deferred tax liabilities:
Depreciation and amortization	(1,820,000)	(2,475,000)
Prepaids	(427,000)	0
Total deferred tax liabilities	(2,247,000)	(2,475,000)
Net deferred tax assets before valuation allowance	41,471,000	24,037,000
Valuation allowance	(41,473,000)	(24,037,000)
Net deferred tax assets (liabilities)	$ 2,000	$ 0